united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-23826

Nomura Alternative Income Fund
(Exact name of registrant as specified in charter)

c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Timothy Burdick, Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100 Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-667-9000

Date of fiscal year end:	3/31

Date of reporting period:	9/30/24

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

Nomura Alternative Income Fund

Class I Shares (NAIFX)

Semi-Annual Report

September 30, 2024

(Unaudited)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS

Letter to Shareholders	Page 1

Portfolio Review	Page 3

Consolidated Schedule of Investments	Page 4

Consolidated Statement of Assets and Liabilities	Page 7

Consolidated Statement of Operations	Page 8

Consolidated Statements of Changes in Net Assets	Page 9

Consolidated Statement of Cash Flows	Page 10

Consolidated Financial Highlights	Page 12

Notes to Consolidated Financial Statements	Page 13

Privacy Notice	Page 24

Proxy Voting Policy & Portfolio Holdings	Page 26

NOMURA ALTERNATIVE INCOME FUND

LETTER TO SHAREHOLDERS

September 30, 2024 (Unaudited)

Dear Shareholder,

Nomura Capital Management LLC is pleased to provide the unaudited semiannual financial statements for the Nomura Alternative Income Fund (the “Fund”) for the fiscal period beginning March 31st, 2024 through September 30th, 2024.

Volatility in public markets continued throughout the period as the VIX spiked to a three year high in August. This is due to a shift in the Fed’s monetary policy towards lowering base rates in combination with mixed macroeconomic data such as moderating inflation and softening growth. That said, the Fund continued to gradually deploy capital into private opportunities via loan participations and limited partnership commitments. The public portion of the portfolio continues to take a conservative approach by investing in short duration Treasury instruments (“T-Bills”) and agency mortgage backed securities.

Over the period, the Fund’s Class I Shares (NAIFX) delivered a net total return of +4.37%. The Fund’s performance benefited from an increase in private markets exposure which was made with diversification in mind as it pertains to strategy, sector, and geography.

Fund assets remained relatively stable during the period, with subscriptions of approximately $6.2 million, $0.3 million of redemptions, and ~98% reinvestment of shares from distributed income per the Fund’s dividend reinvestment program (“DRIP”) as outlined in the prospectus. During the period, the Fund paid out two distributions totaling 1.7% and 2.4% of fund assets on the payment dates July 1 and October 1, respectively. The distributions have not impacted the Fund’s investment strategy or liquidity, as dividends were funded via excess cash.

The Fund remained invested in private markets through loan participations and limited partnership positions in external managers, as well as some government-guaranteed, public assets for liquidity purposes. As of the end of the period, the Fund had $105.4 million (c. 86%) of exposure to private credit across 37 opportunities in which 15 different origination partners were involved. These partnerships add exposure across a range of sectors within the private credit markets, including real estate, asset-based lending, specialty finance, and corporate lending (e.g. direct lending). A complete listing of the Fund’s investments can be found in the Consolidated Schedule of Investments.

On behalf of the entire Nomura Capital Management team, we thank you for your interest and investment in the Fund. We expect market dislocations to continue to provide opportunities, and we are excited and honored to be making investments as your guide in private credit markets.

Sincerely,

Matthew Pallai

Chief Investment Officer

Nomura Capital Management LLC

NOMURA ALTERNATIVE INCOME FUND

LETTER TO SHAREHOLDERS (Continued)

September 30, 2024

Past performance does not guarantee future results.

The Nomura Alternative Income Fund is a continuously-offered, non-diversified, registered closed-end fund with limited liquidity.

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

The Fund’s investment program is speculative and entails substantial risks. There can be no assurance that the Fund’s investment objectives will be achieved or that its investment program will be successful. Investors should consider the Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. Investors could lose some or all of their investment.

●	Shares are an illiquid investment.

●	The Fund’s shares (the “Shares”) are not listed on any stock exchange, and we do not expect a secondary market in the Shares to develop.

●	You should generally not expect to be able to sell your Shares (other than through the limited repurchase process), regardless of how we perform.

●	Although we are required to and have implemented a Share repurchase program, only a limited number of Shares will be eligible for repurchase by us.

●	You should consider that you may not have access to the money you invest for an indefinite period of time.

●	An investment in the Shares is not suitable for you if you have foreseeable need to access the money you invest.

●	Because you will be unable to sell your Shares or have them repurchased immediately, you will find it difficult to reduce your exposure on a timely basis during a market downturn.

●	The Fund has no operating history and the Shares have no history of public trading.

An investment in the Fund involves risk. The Fund may leverage its investments by borrowing. The use of leverage increases both risk of loss and profit potential. Alternative investments provide limited liquidity and include, among other things, the risks inherent in investing in securities, futures, commodities and derivatives, using leverage and engaging in short sales. The Fund’s investment performance depends, at least in part, on how its assets are allocated and reallocated among asset classes and strategies. Such allocation could result in the Fund holding asset classes or investments that perform poorly or underperform.

Each repurchase offer will be f or no less than 5% nor more than 25% of the Fund’s Shares outstanding. If the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all their tendered Shares repurchased by the Fund.

The Nomura Alternative Income fund is distributed by Foreside Financial Services, LLC.

Nomura Alternative Income Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2024

The Fund’s performance figures for the periods ended September 30, 2024, compared to its benchmark are below:

			Annualized
			Since Inception*
	Six Months	One Year	(3/23/2023)
Nomura Alternative Income Fund - Class I^	4.39%	8.56%	6.83%
S&P LSTA U.S. Leveraged Loan 100 Index (Total Return) **	4.00%	9.49%	11.61%

*	Effective date of Fund. The Fund commenced operations on February 13, 2023.

^	The Fund’s total returns assume reinvestment of dividends and capital gains, and do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Fund returns would have been lower if a portion of the fees had not been waived. The performance shown represents past performance and does not guarantee future results.

**	The S&P LSTA U.S. Leveraged Loan 100 Index (Total Return) is a market value-weighted index designed to measure the performance of the U.S. leveraged loan market. It is designed to reflect the largest facilities in the leveraged loan market. It mirrors the market-weighted performance of the largest institutional leveraged loans based upon market weightings, spreads and interest payments. The index consists of 100 loan facilities drawn from a larger benchmark – the S&P/LSTA (Loan Syndications and Trading Association) Leveraged Loan Index (LLI). Investors cannot invest directly into an index.

Consolidated Holdings by Type of Investment	% of Net Assets
Private Investment Funds	65.6%
Collateralized Loan Obligations	0.6%
Collateralized Loan Obligations Debt	1.7%
Loans	17.7%
United States Government & Agencies:
Agency Hybrid ARMS	1.9%
Collateralized Mortgage Obligations	5.4%
Government National Mortgage Association	2.0%
Short Term Investment
Money Market Fund	4.5%
Other Assets in Excess of Liabilities	0.6%
100.0%

Please refer to the Consolidated Schedule of Investments that follows in this semi-annual report for a detailed list of the Fund’s holdings.

NOMURA ALTERNATIVE INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares/Principal
Amount ($)			Fair Value
	PRIVATE INVESTMENT FUNDS — 65.6%(a)
—	ACORE Credit Partners II, LP(b)		$3,817,886
—	AG Asset Based Credit Fund, L.P.(b)		18,721,655
—	Alcova Capital Yield Premium Fund, L.P.(b)		4,003,126
—	Blue Owl A4 Evergreen (Cayman) LP(b)(d)		10,806,247
—	Crestline Opportunity Fund V Offshore TE/SWF, L.P.(b)		2,355,042
—	Maranon Senior Credit Strategies Fund XIV, L.P.(b)		19,864,418
—	Medalist Partners Asset Based Private Credit Fund III LP Onshore Feeder, L.P., Class B(b)(e)		17,422,011
—	Sound Point Discovery Fund LLC(b)		1,507,276
—	SP Technology Payments II, LLC(b)		1,519,893
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $78,845,215)		80,017,554

		Spread
	LOANS — 17.7%(a)(c)
$500,000	2 Hopmeadow Street Realty Company, LLC, 10/06/25(f)	SOFR + 6.19%	500,000
$700,000	61 West Street Associates LLC, 12/16/25(f)	SOFR + 6.50%	700,000
$400,000	Amin Construction LLC, 12/15/25(f)	SOFR + 5.14%	400,000
$1,250,000	Bristol Industrial Senior Loan, 01/01/25	15.00%	1,211,750
$1,250,000	Cashco Financial, Inc., 04/16/27(f)	SOFR + 10.25%	1,250,000
$1,250,000	CH SPV A Holding LLC, 02/14/27(f)	SOFR + 11.25%	1,250,000
$750,000	Cliffhanger 2 Productions, LLC, 11/18/24(j)	10.00%	750,000
$750,000	CR Steak LV LLC, 08/04/26	12.00%	740,382
$625,000	Dorset Crossing, LLC, 08/04/25(f)	SOFR + 5.86%	625,000
$1,218,377	Future Family Loan Portfolio, Class A, 05/16/30	12.00%	1,218,377
$68,627	Future Family Loan Portfolio, Class B, 05/16/30	15.00%	68,627
$391,228	IHC California LLC & Iron Horse Credit LLC, 06/30/28(f)	SOFR + 9.50%	391,228
$1,250,000	Nexgen Financial, 03/28/28(f)	SOFR + 12.25%	1,250,000
$1,250,000	Opus Trust I/II, 02/23/26(f)	SOFR + 10.50%	1,250,000
$1,250,000	OTG Productions LLC, 09/30/25(f) (k)	SOFR + 12.00%	1,250,000
$700,000	P-R Port Royal, LLC, 10/26/24	11.50%	700,000
$500,000	R&R Clinton Ventures III, 10/06/25(f)	SOFR + 6.20%	500,000
$999,386	Raistone Purchasing LLC - Series XXXI, Perpetual Maturity(f) (l)	SOFR + 6.00%	991,624
$750,000	Riddick 4 Production LLC, 10/30/24(j)	10.00%	709,549
$1,400,000	Royersford Industrial Senior Loan, 12/28/24	14.00%	1,410,360
$1,250,000	Sezzle, Inc., 04/19/27(f)	SOFR + 10.19%	1,250,000
$1,500,000	Sound View Tower LLC, 02/18/25(f)	1M Term CME
		SOFR + 6.64975%
		floor 11.50%	1,500,000

See accompanying notes to consolidated financial statements.

NOMURA ALTERNATIVE INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Shares/Principal
Amount ($)			Fair Value
	LOANS — 17.7%(a)(c) (Continued)
$250,000	Tampa Industrial Senior Loan, 02/28/26	12.00%	$248,575
$750,000	Ultra Padel Club, 11/27/27	13.00%	735,452
$750,000	Yacht Management Services, 07/21/25(m)	12.00%	746,750
	TOTAL LOANS (Cost $21,680,231)		21,647,674

	U.S. GOVERNMENT & AGENCIES — 9.3%
	AGENCY HYBRID ARMS — 1.9%
$2,270,138	Fannie Mae REMICS Series 23-17 JA, 5.50%, 06/25/50		2,325,731

	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.4%
$2,111,032	Government National Mortgage Association Series 170 HC, 6.00%, 11/20/41		2,162,347
$2,016,990	Government National Mortgage Association Series 2023-141 LC, 6.00%, 01/20/43		2,050,764
$1,900,903	Government National Mortgage Association Series 209 PL, 5.50%, 11/20/50		1,930,787
$5,178,753	Government National Mortgage Association Series 2021-49 IP, 2.50%, 01/20/51		507,526
			6,651,424

		Spread
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 2.0%
$2,392,798	Ginnie Mae II Pool 786445, 08/20/49(f)	H15T1Y + 1.507%	2,400,083

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $11,187,143)		11,377,238

	COLLATERALIZED LOAN OBLIGATIONS DEBT — 1.7%(g)
$750,000	Babson CLO Ltd. Series 4A ER, 10/20/37(f)	TSFR3M + 6.75%	753,750
$1,500,000	Maranon Loan Funding Ltd. Series 2A D, 01/15/36(f)	TSFR3M + 6.75%	1,513,428
$500,000	Maranon Loan Funding Ltd. Series 2A E, 01/15/36(f)	TSFR3M + 10.00%	511,785
	TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT (Cost $2,750,000)		2,778,963

See accompanying notes to consolidated financial statements.

NOMURA ALTERNATIVE INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2024

Shares/Principal
Amount ($)		Fair Value
	SHORT-TERM INVESTMENT — 4.5%
	MONEY MARKET FUND - 4.5%
5,488,321	First American Treasury Obligations Fund, Class X, 4.52%(h) (Cost $5,488,321)	$5,488,321

	TOTAL INVESTMENTS - 99.4% (Cost $119,950,910)	$121,309,750
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%(i)	774,553
	NET ASSETS - 100.0%	$122,084,303

H15T1Y	- 1 Year Treasury Rate

LLC	- Limited Liability Company

L.P.	- Limited Partnership

Ltd.	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

SOFR	- Secured Overnight Financing Rate

TSFR3M	- 3 Month Term Secured Overnight Financing Rate

Reference Rates:

1 Year Treasury Rate as of September 30, 2024 was 3.94%.

3 Month Term Secured Overnight Financing Rate as of September 30, 2024 was 5.31%.

Secured Overnight Financing Rate as of September 30, 2024 was 4.96%.

(a)	Restricted Security. See Note 2.

(b)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.

(c)	Level 3 securities fair valued using significant unobservable inputs. See Note 2.

(d)	Effective September 30, 2024, Atalaya A4 Evergreen (Cayman) L.P. changed its names to Blue Owl A4 Evergreen (Cayman) L.P. Other than this change, there were no other substantive changes to the fund or its management.

(e)	The Fund’s interest in this investment is held through a wholly-owned subsidiary of the Fund, NAIF Splitter LLC.

(f)	Variable rate investment. Interest rate shown reflects the rate in effect at September 30, 2024 is based on the reference rate plus the displayed spread as of the security’s last reset date. Interest rates reset periodically.

(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of September 30, 2024 these securities had an aggregate value of $2,025,213 or 1.7% of net assets.

(h)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(i)	Includes cash held as collateral for futures contracts.

(j)	The interest rate and maturity date presented are adjusted periodically based on the terms set forth in the investment’s offering documents. Rate and maturity date shown are effective at period end.

(k)	The interest rate presented is adjusted periodically based on the terms of the loan agreement. Rate shown is effective at period end.

(l)	Income is being accreted over a period of 90 days from initial purchase of each set of receivables to contractual cost.

(m)	Contractual rate presented but as of September 30, 2024 the Fund has ceased income accrual as the security is in default.

See accompanying notes to consolidated financial statements.

Nomura Alternative Income Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

ASSETS

Investments in securities, at cost	$119,950,910
Investments in securities, at value	121,309,750
Collateral Cash for derivative instruments	5,148
Dividends receivable	1,424,932
Interest receivable	369,163
Receivable for Fund shares sold	49,985
Prepaid registration expense	8,895
TOTAL ASSETS	123,167,873

LIABILITIES
Advisory fees payable	33,706
Payable for securities purchased	750,000
Distributions payable	155,064
Legal fees payable	101,037
Audit fees payable	37,419
Accrued expenses and other liabilities	6,344
TOTAL LIABILITIES	1,083,570
NET ASSETS	$122,084,303

CONTINGENCIES AND COMMITMENTS (NOTE 3)

NET ASSETS CONSIST OF:
Paid in capital	$118,445,832
Accumulated earnings	3,638,471
NET ASSETS	$122,084,303

PRICING OF CLASS I SHARES:

Net Assets applicable to Class I Shares	$122,084,303
Class I Shares outstanding ($0 par value, unlimited shares authorized)	12,147,111

Net asset value, offering price and redemption price per share	$10.05

See accompanying notes to consolidated financial statements.

Nomura Alternative Income Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2024

INVESTMENT INCOME
Dividend income	$3,777,761
Interest	1,467,940
TOTAL INVESTMENT INCOME	5,245,701

EXPENSES
Investment management fees (Note 4)	548,563
Legal fees	164,548
Administrative services fees (Note 4)	82,849
Professional fees (Note 4)	67,783
Trustees fees and expenses	52,401
Audit and tax fees	37,419
Registration expenses	27,301
Transfer agent fees	19,534
Printing and postage expenses	9,730
Custodian fees	6,823
Federal excise tax expense	4,090
Other expenses	6,300
TOTAL EXPENSES	1,027,341
Less: Fees waived by the Investment Manager (Note 4)	(328,124)
NET EXPENSES	699,217
NET INVESTMENT INCOME	4,546,484

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on:
Investments	67,974

Net change in unrealized appreciation/(depreciation) on:
Investments	525,142

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	593,116

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,139,600

See accompanying notes to consolidated financial statements.

Nomura Alternative Income Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2024	Year Ended
	(Unaudited)	March 31, 2024
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$4,546,484	$5,094,594
Net realized gain/(loss) from investments and futures contracts	67,974	(15,312)
Net change in unrealized appreciation/(depreciation) on investments	525,142	875,517
Net increase in net assets resulting from operations	5,139,600	5,954,799

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,518,711)	(6,361,542)
From return of capital	(3,163,855)	—
From distributions to shareholders	(4,682,566)	(6,361,542)

CAPITAL SHARE TRANSACTIONS
Class I:
Proceeds from shares sold:	6,236,391	4,945,719
Reinvestment of distributions:	4,453,805	6,302,867
Payments for shares redeemed:	(316,658)	—
Net increase in Class I net assets from capital share transactions	10,373,538	11,248,586

TOTAL INCREASE IN NET ASSETS	10,830,572	10,841,843

NET ASSETS
Beginning of year/period	111,253,731	100,411,888
End of year/period	$122,084,303	$111,253,731

SHARE ACTIVITY
Class I:
Beginning of year/period	11,113,389	10,000,000
Shares sold	621,843	484,857
Shares Reinvested	443,525	628,532
Shares redeemed	(31,646)	—
End of year/period	12,147,111	11,113,389

See accompanying notes to consolidated financial statements.

Nomura Alternative Income Fund
CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended September 30, 2024

Cash Flows From Operating Activities:
Net increase in Net Assets resulting from operations	$5,139,600
Adjustments to Reconcile Net Increase in Net Assets Resulting From Operations to Net Cash Used for Operating Activities:
Purchases of long-term portfolio investments	(31,770,332)
Proceeds from sale of long-term portfolio investments	8,004,035
Proceeds from paydowns of investments	(6,499)
Return of capital from investments	1,295,677
Net short term investment purchases (net of amortization)	12,284,712
Net realized loss on investments	(67,974)
Change in unrealized appreciation/(depreciation) on investments	(525,142)
Net accretion of discounts	(130,243)

Changes in Assets and Liabilities:
(Increase)/Decrease in Assets:
Receivable fund shares sold	(45,060)
Due from Investment Manager	81,337
Dividends and interest receivable	(871,951)
Deposits with Broker	(66)
Prepaid expenses and other assets	21,896
Increase/(Decrease) in Liabilities:
Payable for securities purchased	750,000
Distributions payable	135,101
Audit fees payable	(12,581)
Legal fees payable	14,327
Accrued Advisory Fees	33,706
Other accrued expenses	(21,449)
Net Cash Used for Operating Activities	(5,690,906)

Cash Flows From Financing Activities:
Proceeds from shares issued	6,236,391
Payment on Shares Redeemed	(316,658)
Cash distributions paid to shareholders, net of reinvestments	(228,761)
Net Cash Provided by Financing Activities	5,690,972

Net increase in cash and restricted cash	66
Cash and restricted cash at beginning of period	5,082
Cash and Restricted Cash at End of Period	$5,148

Supplemental Disclosure of Non-Cash Activity:
Non-cash financing activities not included above consists of reinvestment of distributions	$4,453,805
Federal excise tax expense	4,090
Total Non-Cash Activity	$4,457,895

See accompanying notes to consolidated financial statements.

Nomura Alternative Income Fund
CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)(Continued)
For the Six Months Ended September 30, 2024

Supplemental Disclosure of Cash Flow Information:
Reconciliation of Cash and Restricted Cash at the Beginning of Period to the Consolidated Statement of Assets and Liabilities
Cash	$—
Restricted Cash	$5,082
Cash and Restricted Cash, beginning balance	$5,082

Reconciliation of Cash and Restricted Cash at the End of Period to the Consolidated Statement of Assets and Liabilities
Cash	$—
Restricted Cash	$5,148
Cash and Restricted Cash, ending balance	$5,148

See accompanying notes to consolidated financial statements.

Nomura Alternative Income Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class I
	Six Months Ended		Year Ended		Period* Ended
	September 30, 2024		March 31, 2024		March 31, 2023
	(Unaudited)
Net asset value, beginning of year/period	$10.01		$10.04		$10.00
Activity from investment operations:
Net investment income (a)	0.39		0.50		0.04
Net realized and unrealized gain/(loss) on investments	0.06		0.09		(0.00	) (b)
Total from investment operations	0.45		0.59		0.04
Less distributions from:
Net investment income	(0.14)		(0.52)		—
Net realized gains	—		(0.10)		—
Return of capital	(0.27)		—		—
Total distributions	(0.41)		(0.62)		—
Net asset value, end of year/period	$10.05		$10.01		$10.04
Total return (c)	4.49	% (d)(k)	5.86%		0.40	% (d)
Net assets, end of year/period (000’s)	$122,084		$111,254		$100,412
Ratios and Supplemental Data:
Ratio of gross expenses to average net assets (e)(f)	1.77	% (h)(i)	2.08	% (g)	3.01	% (i)
Ratio of net expenses to average net assets (f)	1.21	% (h)(i)	1.21	% (g)	1.20	% (i)
Ratio of net investment income to average net assets (f)(j)	7.85	% (i)	4.90%		3.47	% (i)
Portfolio Turnover Rate	8	% (d)	11%		0	% (d)

*	The Nomura Alternative Income Fund commenced operations on February 13, 2023.

(a)	Per share amounts calculated using the average daily shares method, which more appropriately presents the per share data for the year/period.

(b)	Amount represents less than $0.005.

(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The returns would have been lower if certain expenses had not been waived or reimbursed by the Investment Manager.

(d)	Not Annualized.

(e)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Investment Manager.

(f)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests, including management and performance fees. As of September 30, 2024 the Fund’s underlying investment companies included a range of management fee from 0.30% to 1.75% (unaudited) and performance fees from 10% to 20% (unaudited).

(g)	Includes line of credit expenses. If this had been excluded, the ratio of gross expenses to average net assets and the ratio of net expenses to average net assets would have been 2.07% and 1.20%, respectively.

(h)	Includes federal tax expenses. If this had been excluded, the ratio of gross expenses to average net assets and the ratio of net expenses to average net assets would have been 1.77% and 1.20%, respectively.

(i)	Annualized.

(j)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(k)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to consolidated financial statements.

Nomura Alternative Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
September 30, 2024

1.	ORGANIZATION

Nomura Alternative Income Fund (the “Fund”) was organized as a Delaware statutory trust on August 24, 2022 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The primary investment objective of the Fund is to maximize risk-adjusted total return and the Fund will seek to provide current income as a secondary investment objective. The Fund is managed by Nomura Capital Management (formerly known as Nomura Private Capital LLC) (the “Investment Manager”).

The Fund commenced operations on February 13, 2023. The Fund has been granted exemptive relief (the “Exemptive Relief”) from the Securities and Exchange Commission (the “SEC”) that permits the Fund to issue multiple classes of shares and to impose asset- based distribution fees and early- withdrawal fees. As of September 30, 2024, only Class I Shares were available for purchase. Pursuant to the Exemptive Relief, the Fund will offer Class D Shares and Class A Shares, and may offer additional classes of shares in the future. Please refer to the Fund’s prospectus for additional information.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Fund Valuation – The Fund’s net asset value (“NAV”) per share is calculated, on a class-specific basis, by dividing the value of the Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses and other liabilities of the Fund by the total number of shares outstanding. During the continuous offering, the price of the shares will increase or decrease on a daily basis according to the NAV of the shares.

Security Valuation – The Fund’s Board of Trustees (the “Board”) has designated the Investment Manager as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determination relating to any and all Fund investments, subject to the conditions and oversight requirements described in the Fund’s Fair Valuation of Investments Policy. In furtherance of its duties as valuation designee, the Investment Manager has formed a valuation committee (the “Valuation Committee”), to perform fair value determinations and oversee the day-to-day functions related to the fair valuation of the Fund’s investments. The Valuation Committee may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in its discussions and deliberations.

Investments in securities that are listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Many of the Fund’s portfolio investments are expected to be loans and other securities that are not publicly traded and for which no market-based price quotation is available. As a general matter, to value the Fund’s investments, the Investment Manager will use current market values when available, and otherwise value the Fund’s investments with fair value methodologies that the Investment Manager believes to be consistent with those used by the Fund for valuing its investments. These fair value calculations will involve significant professional judgment by the Investment Manager in the application of both observable and unobservable attributes, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining fair value of an investment. Likewise, there can be no assurance that the Fund will be able to purchase or sell an investment at the fair value price used to calculate the Fund’s NAV.

Nomura Alternative Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

In validating market quotations, the Valuation Committee considers different factors such as the source and the nature of the quotation in order to determine whether the quotation represents fair value. The Valuation Committee makes use of reputable financial information providers in order to obtain the relevant quotations.

Securities that are not publicly traded or whose market prices are not readily available will initially be valued at acquisition cost until a fair value is determined by the Adviser in good faith pursuant to the policies adopted by the Adviser and approved by the Board. An independent, third-party valuation firm may review the Fund’s Level 3 investments. The Adviser and independent valuation firm(s) will use a variety of approaches to establish the fair value of these investments in good faith. In the interim between third-party evaluations, the Adviser monitors these investments on a daily basis and the Valuation Committee reviews each Level 3 investment on a monthly basis as set forth in the procedures adopted by Adviser and approved by the Board.

Private investment companies in which the Fund invests its assets (collectively “Portfolio Funds”) are generally valued based on the latest NAV reported by the Portfolio Fund’s investment manager (the “Portfolio Fund Manager”). New purchases of Portfolio Funds may be valued at acquisition cost initially until a NAV is provided by the Portfolio Fund’s investment manager (the “Portfolio Fund Manager”). If the NAV of an investment in a Portfolio Fund is not available at the time the Fund is calculating its NAV, the Valuation Committee will consider any cash flows since the reference date of the last NAV reported by the Portfolio Fund Manager by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the last NAV reported by the Portfolio Fund Manager.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2024 for the Fund’s assets measured at fair value:

				Investments
				Valued Using
				Practical
Assets	Level I	Level 2	Level 3	Expedient	Total
Private Investment Funds	$—	$—	$—	$80,017,554	$80,017,554
Collateralized Loan Obligations	—	753,750	—	—	753,750
Collateralized Loan Obligations Debt	—	2,025,213	—	—	2,025,213
Loans	—	—	21,647,674	—	21,647,674
United States Government & Agencies	—	11,377,238	—	—	11,377,238
Short-Term Investment	5,488,321	—	—	—	5,488,321
Total	$5,488,321	$14,156,201	$21,647,674	$80,017,554	$121,309,750

Nomura Alternative Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

The following is the fair value measurement of investments that are measured at fair value using the Fund’s pro rata NAV (or its equivalent) as a practical expedient:

		Unfunded	Redemption
Portfolio Fund	Fair Value	Commitments	Frequency	Notice Period
ACORE Credit Partners II, LP	$3,817,886	$11,039,230	N/A	N/A
AG Asset Based Credit Fund, L.P.	18,721,655	2,800,000	3 Years	3 Years
Alcova Capital Yield Premium Fund, L.P.	4,003,126	—	Quarterly	90 Days
Blue Owl A4 Evergreen (Cayman) LP	10,806,247	4,545,770	N/A	N/A
Crestline Opportunity Fund V Offshore TE/SWF, L.P.	2,355,042	2,928,670	N/A	N/A
Maranon Senior Credit Strategies Fund XIV, L .P. Medalist Partners Asset Based Private Credit Fund III	19,864,418	—	Quarterly	90 Days
LP Onshore Feeder, L.P., Class B	17,422,011	2,543,836	Annually	180 Days
Sound Point Discovery Fund LLC	1,507,276	—	Quarterly	60 Days
SP Technology Payments II, LLC	1,519,893	—	Quarterly	90 Days
	$80,017,554	$23,857,506

The organizational documents of the private funds in which the Fund invests typically have set redemption schedules and notification requirements. As such, the Redemption Frequency column above reflects the frequency in which the private fund accepts redemption requests and the Notice Period column reflects the number of days of advanced notice required. While redemptions can be requested at the frequency listed above, there is no guarantee the Fund will be paid all or any of the redemption amount at the time requested.

The changes of fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Private
Investment Funds
and Loans
Beginning Balance as of March 31, 2024	$6,612,497
Total realized gain/(loss)/Paydowns	(212,996)
Change in Unrealized
Appreciation/(Depreciation)	(31,417)
Purchases or Contributions	16,649,934
Sales or Distributions	—
Amortization	129,656
Transfers out of Level 3 during the period	(1,500,000)
Ending Balance as of September 30, 2024	$21,647,674

Transfers out of Level 3 during the period represent investments that are being measured at fair value using the Fund’s pro rata NAV (or its equivalent) as a practical expedient.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2024:

Level 3	Fair Value as of	Valuation	Unobservable	Range of Inputs/	Impact to Valuation from
Investments(a)	September 30, 2024	Technique	Inputs	Weighted Average	an Increase in Input
Loans	$5,093,268	Yield Analysis	Market Yield	13.25%-24.14%/17.71%	Increase
Loans	16,554,406	Transaction Price	N/A	N/A	N/A
	$21,647,674

(a)	Refer to the Consolidated Schedule of Investments for classifications of individual securities.

Nomura Alternative Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board. The Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on each restricted investment held by the Fund at September 30, 2024 is as follows:

Security	Acquisition Date	Cost	Value	% of Net Assets
ACORE Credit Partners II, LP	3/24/2023	$3,894,812	$3,817,886	3.1%
AG Asset Based Credit Fund LP	9/13/2023	17,651,603	18,721,655	15.4%
Alcova Capital Yield Premium Fund, LP	3/18/2024	4,000,000	4,003,126	3.3%
Blue Owl A4 Evergreen (Cayman) LP	4/4/2023	10,454,231	10,806,247	8.9%
Crestline Opportunity Fund V Offshore TE SWF, LP	9/21/2023	2,109,461	2,355,042	1.9%
Maran on Senior Credit Strategies Fund XIV, LP Medalist Partners Asset Based Private Credit Fund	6/1/2023	20,050,000	19,864,418	16.3%
III LP Onshore Feeder, LP - Class B	3/21/2023	17,685,108	17,422,011	14.3%
Sound Point Discovery Fund LLC	4/3/2024	1,500,000	1,507,276	1.2%
SP Technology Payments II, LLC	4/4/2024	1,500,000	1,519,893	1.3%
2 Hopmeadow Street Realty Company, LLC	7/29/2024	500,000	500,000	0.4%
61 West Street Associates LLC	7/29/2024	700,000	700,000	0.6%
Amin Construction LLC	7/29/2024	400,000	400,000	0.3%
Bristol Industrial Senior Loan	3/13/2024	1,249,289	1,211,750	1.0%
Cashco Financial, Inc.	9/20/2024	1,250,000	1,250,000	1.0%
CH SPV A Holding LLC	9/20/2024	1,250,000	1,250,000	1.0%
Cliffhanger 2 Productions, LLC	7/29/2024	750,000	750,000	0.6%
CR Steak LV LLC	1/10/2024	742,796	740,382	0.6%
Dorset Crossing, LLC	7/29/2024	625,000	625,000	0.5%
Future Family Loan Portfolio, Class A	5/16/2024	1,218,377	1,218,377	1.0%
Future Family Loan Portfolio, Class B	5/16/2024	68,627	68,627	0.1%
IHC California LLC & Iron Horse Credit LLC	8/9/2024	391,228	391,228	0.3%
Nexgen Financial	9/20/2024	1,250,000	1,250,000	1.0%
Opus Trust I/II	9/20/2024	1,250,000	1,250,000	1.0%
OTG Productions LLC	9/13/2024	1,250,000	1,250,000	1.0%
P-R Port Royal, LLC	7/29/2024	700,000	700,000	0.6%
R&R Clinton Ventures III	7/29/2024	500,000	500,000	0.4%
Raistone Purchasing LLC	8/6/2024	991,624	991,624	0.8%
Riddick 4 Production LLC	9/4/2024	709,549	709,549	0.6%
Royersford Industrial Senior Loan	3/13/2024	1,398,618	1,410,360	1.2%
Sezzle, Inc.	9/20/2024	1,250,000	1,250,000	1.0%
Sound View Tower LLC	7/29/2024	1,500,000	1,500,000	1.2%
Tampa Industrial Senior Loan	3/13/2024	249,284	248,575	0.2%
Ultra Padel Club	1/10/2024	737,624	735,452	0.6%
Yacht Management Services	1/10/2024	748,216	746,750	0.6%
		$100,525,447	$101,665,228	83.3%

Consolidation of Subsidiary – The Fund has established a limited liability company, NAIF Splitter LLC (“Subsidiary”), which is wholly owned and controlled by the Fund. The Subsidiary is a disregarded entity for tax purposes. The operations of the Subsidiary have been consolidated with the Fund’s for financial reporting purposes. Accordingly, all inter-company transactions and balances have been eliminated.

Futures – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. To manage equity price risk, the Fund may enter into futures contracts. Upon entering a futures contract with a broker, the Fund deposits a “cash deposit” with the broker as recorded in the accompanying Consolidated Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks,

Nomura Alternative Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. There were no futures contracts outstanding as of September 30, 2024 and the Fund did not transact in futures contracts during the six month period ended September 30, 2024.

Cash and Cash Equivalents – The Fund places its cash with one banking institution, which is insured by the Federal Deposit Insurance Corporation (“FDIC”). The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Restricted Cash – Restricted cash is subject to legal or contractual restriction by third parties as well as a restriction to withdrawal or use, including restrictions that require the funds to be used for a specified purpose and restrictions that limit the purpose for which the funds can be used.

The Fund held cash in the amount of $5,148 as of September 30, 2024 related to collateral requirements for futures contracts.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Federal Income Taxes – The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for the open tax year ended September 30, 2023, or is expected to be taken in the Fund’s September 30, 2024 year-end tax return. Generally, tax authorities can examine tax returns filed for the last three tax years. The Fund identifies its major tax jurisdictions as U.S. Federal, state, local and foreign, where applicable. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the tax year ended September 30, 2024, the Fund did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income are declared and recorded on a daily basis and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	CONTINGENCIES AND COMMITMENTS

As of September 30, 2024, the Fund had unfunded commitments and/or contingencies as follows:

		Unfunded
Portfolio Fund	Fair Value	Commitments
Investments valued at NAV as practical expedient*	$80,017,554	$23,857,506
	$80,017,554	$23,857,506

*	See Note 2 for investments valued at NAV as a practical expedient.

Nomura Alternative Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

Typically, when the Fund invests in a private investment fund, it makes a binding commitment to invest a specified amount of capital in the applicable private fund. The capital commitment may be drawn by the general partner of the private fund either all at once, or over time through a series of capital calls at the discretion of the general partner. As such, the unfunded commitments column above reflects the remaining amount of the Fund’s commitments to be called by the general partner of the private fund. At September 30, 2024, the Fund reasonably believes its assets will provide adequate cover to satisfy all its unfunded commitments.

4.	INVESTMENT MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Investment Management Fees – Pursuant to an investment management agreement with the Fund, the Investment Manager, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for these services and the related expenses borne by the Investment Manager, the Fund has agreed to pay the Investment Manager as compensation under the Investment Management Agreement a fee consisting of two components — a base management fee (the “Management Fee”) and, if earned, an incentive fee (the “Incentive Fee”). The base management fee is calculated and payable monthly in arrears at the annual rate of 0.95% of the Fund’s average daily net assets. During the six months ended September 30, 2024, the Fund accrued 548,563 of management fees included on the Consolidated Statement of Operations.

The incentive fee is calculated and payable quarterly in arrears based upon the Fund’s “Pre-Incentive Fee Net Investment Income” (as defined below) for the immediately preceding quarter, and is calculated as follows:

●	No incentive fee is payable in any fiscal quarter in which the Pre-Incentive Fee Net Investment Income attributable to the Class does not exceed a quarterly return of 1.50% per quarter based on the Class’s average daily net assets (calculated in accordance with GAAP) (the “Quarterly Return”).

●	All Pre-Incentive Fee Net Investment Income attributable to the Class (if any) that exceeds the Quarterly Return, but is less than or equal to 1.765% of the average daily net assets of that Class (calculated in accordance with GAAP) for the fiscal quarter will be payable to the Investment Manager.

●	For any fiscal quarter in which Pre-Incentive Fee Net Investment Income attributable to the Class exceeds 1.765% of the Class’s average daily net assets (calculated in accordance with GAAP), the Incentive Fee with respect to that Class will equal 15% of Pre-Incentive Fee Net Investment Income attributable to the Class.

“Pre-Incentive Fee Net Investment Income” for a Class means interest income, dividend income and any other income accrued (including any other fees, such as commitment, origination, structuring, diligence and consulting fees or other fees that the Fund receives from an investment) during the fiscal quarter and allocated to the Class, minus the Class’s operating expenses for the quarter and the distribution and/or shareholder servicing fees (if any) applicable to the Class accrued during the quarter. For such purposes, the Fund’s operating expenses will include the Management Fee but will exclude the Incentive Fee. Pre- Incentive Fee Net Investment Income does not include income earned on short-term investments or investments in underlying private funds but does include income on investments in all other Portfolio Funds.

The Investment Manager has entered into an expense limitation and reimbursement agreement with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, fees and interest payments on borrowed funds, distribution and servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), the Incentive Fee, expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses, such as litigation expenses) do not exceed 1.20% of the average daily net assets of Class I Shares (the “Expense Limit”) at least until July 28, 2025. For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in place at the time of the Waiver and any then-existing expense limit.

During the six months ended September 30, 2024, the Investment Manager waived fees and reimbursed the Fund for expenses in the amount of $328,124.

Nomura Alternative Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

Cumulative waivers and expense reimbursements subject to the aforementioned recoupment will expire on March 31 of the following years:

2026	$233,524
2027	$905,952

PINE Advisors LLC (“PINE”) – PINE provides compliance and treasury services to the Fund pursuant to service agreements. In consideration for these services and as disclosed in the Consolidated Statement of Operations, PINE is paid a monthly fee out of the assets of the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to separate servicing agreements with UFS and as disclosed in the Consolidated Statement of Operations, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of UFS and are not paid any fees directly by the Fund for servicing in such capacities.

In addition, an affiliate of UFS provides services to the Fund as follows:

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Distributor – The distributor of the Fund is Foreside Financial Services, LLC (the “Distributor”). Under a distribution agreement with the Fund, the Distributor acts as the agent of the Fund in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best-efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Fund.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Fund. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Fund and/or the Investment Manager typically enter into such agreements alongside the Distributor. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

During the six months ended September 30, 2024, the Fund did not pay distribution related charges pursuant to the distribution agreement.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended September 30, 2024, was as follows:

	Purchases	Sales
Non-U.S. Government Securities	$31,770,332	$5,350,495
U.S. Government Securities	—	2,653,540
Total	$31,767,702	$8,004,035

6.	RISK FACTORS

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. The following list is not intended to be a comprehensive listing of all the potential risks associated with the Fund. The Fund’s prospectus provides further details regarding the Fund’s risks and considerations.

Nomura Alternative Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

Liquidity Risk – There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s structured notes and other investments are also subject to liquidity risk. Liquidity risk exists when investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Market Risk – An investment in Fund shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

The Fund and the Investment Manager have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Fund, its portfolio and assets are protected. However, in the event of a pandemic or an outbreak, such as COVID-19, there can be no assurance that the Fund, its investment manager and service providers, or the Fund’s portfolio companies, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long- term basis due to illness or other reasons. A pandemic or other outbreak of disease could also impair the information technology and other operational systems upon which the Fund’s Investment Manager relies and could otherwise disrupt the ability of the Fund’s service providers to perform essential tasks.

Limited Operating History – The Trust is a newly organized, non-diversified, closed-end management investment company with limited operating history.

Private Investment Fund Risk – The Fund may invest in private investment funds that are not registered as investment companies. As a result, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the private investment funds’ investments as such private investment funds’ managers. Investments in private investment funds generally will be illiquid and generally may not be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a private investment fund when desired (and may incur losses as a result) or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a private investment fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a private investment fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the private fund due to poor performance or other reasons. The fees paid by private investment funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a private investment fund in addition to the management fees and other expenses paid by the Fund. Certain private investment funds may be newly formed entities that have no operating histories or limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of the Investment Manager to evaluate past performance or to validate the investment strategies of such private investment will be limited. Moreover, even to the extent a private investment has a longer operating history, the past investment performance of any of the private investments should not be construed as an indication of the future results of such investments or the Fund, particularly as the investment professionals responsible for the performance of such investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that the Investment Manager relies upon information provided to it by the issuer of the securities it receives or the Portfolio Fund Managers (as applicable) that is not, and cannot be, independently verified.

Valuation Risk – Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for most of the Fund’s investments to trade. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may result in more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.

Nomura Alternative Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. As a result, the NAV of the Fund, as determined based on the fair value of its investments, may vary from the amount ultimately received by the Fund from its investments. This could adversely affect shareholders whose shares are repurchased as well as new shareholders and remaining shareholders. For example, in certain cases, the Fund might receive less than the fair value of its investment, resulting in a dilution of the value of the shares of shareholders who do not tender their shares in any coincident tender offer and a windfall to tendering shareholders; in other cases, the Fund might receive more than the fair value of its investment, resulting in a windfall to shareholders remaining in the Fund, but a shortfall to tendering shareholders.

Risk of Bank Impairment Failure - The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates a presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of September 30, 2024, Nomura Holding America Inc. held 90.9% of the Fund and may be deemed to control the Fund.

8.	TAX BASIS INFORMATION

The Fund has selected a tax year end of September 30. The Fund has elected to be treated as a registered investment company (“RIC”) for U.S. federal income tax purposes and expects each year to continue to qualify as a RIC for U.S. federal income tax purposes. As such, the Fund generally will not be subject to U.S. federal corporate income tax, provided that it distributes all of its net taxable income and gains each year.

To avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of September 30, 2024, the Fund continues to qualify as a regulated investment company.

The Fund’s tax year end is September 30, 2024, as such, the information in this section is as of the Fund’s tax year end.

The tax character of fund distributions paid for the tax year ended September 30, 2024 were as follows:

Year Ended
September 30, 2024
Ordinary Income	$7,702,565
Long-Term Capital Gain	22,624
Return of Capital	3,163,855
$10,889,044

The Fund had no distributions for the period ended September 30, 2023.

Nomura Alternative Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$—	$—	$(155,064)	$3,793,535	$3,638,471

The difference between book basis and tax basis undistributed net investment income and unrealized appreciation(depreciation) from investments is primarily attributable to the tax adjustments for partnerships.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, resulted in reclassifications for the Fund for the tax period ended September 30, 2024 as follows:

Paid In	Distributable
Capital	Earnings
$(4,090)	$4,090

These reclassifications had no effects on net assets.

The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The Fund has not yet received all such Schedule K-1s for the year ended December 31, 2024 (the underlying Investment Funds’ year-end); therefore, the tax basis of investments for 2024 will not be finalized by the Fund until after the Fund’s tax period end.

Cost for Federal Tax purposes	$117,516,215

Unrealized Appreciation	$4,576,073
Unrealized Depreciation	(782,538)
Tax Net Unrealized Appreciation	$3,793,535

9.	REPURCHASE OFFERS

Pursuant to Rule 23c- 3 under the 1940 Act, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at NAV, of no less than 5% and no more than 25% of the shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder’s shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund’s quarterly repurchases.

During the six months ended September 30, 2024, the Fund completed two quarterly repurchase offers. In these offers, the Fund offered to repurchase up to 5% of its issued and outstanding Shares at a price equal to the NAV as of the Repurchase Pricing Date. The results of the completed repurchase offers were as follows:

				Net Asset		Percentage of
				Value as of		Outstanding
	Commencement	Repurchase Request	Repurchase Pricing	Repurchase	Amount	Shares
	Date	Deadline	Date	Offer Date	Repurchased	Repurchased
Repurchase Offer #1	April 24, 2024	May 24, 2024	May 24, 2024	$10.00	$251,292	0.22%
Repurchase Offer #2	July 24, 2024	August 23, 2024	August 23, 2024	$10.03	$65,366	0.06%

Nomura Alternative Income Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2024

10.	CREDIT FACILITY

On July 11, 2023, the Fund entered into a secured, revolving line of credit facility with U.S. Bank National Association (the “Credit Facility”). The Fund may borrow an amount up to the lesser of the Credit Facility maximum commitment financing of $10,000,000 or one-third of the gross market value of the unencumbered assets of the Fund. The interest rate on borrowings from the Credit Facility is calculated at a rate per annum equal to the prime rate and is payable monthly in arrears. During the six months ended September 30, 2024, the Fund did not borrow from the Credit Facility or pay any interest.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the consolidated financial statements.

PRIVACY NOTICE

FACTS	WHAT DOES THE NOMURA ALTERNATIVE INCOME FUND DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depends on the product or service you have with us. This information can include:
● Name, Address, Social Security number
● Proprietary information regarding your beneficiaries
● Information regarding your earned wages and other sources of income
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Nomura Alternative Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates to support everyday business functions - information about your transactions supported by law	Yes	No
For our affiliates’ everyday business purposes – Information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call us at: 833-836-0206

PRIVACY NOTICE

Who are we
Who is providing this notice?	Nomura Alternative Income Fund
What we do
How does Nomura Alternative Income Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Why does Nomura Alternative Income Fund collect my personal information?

We collect your personal information, for example

●    To know investors’ identities and thereby prevent unauthorized access to confidential information;

●    To design and improve the products and services we offer to investors;

●    To comply with the laws and regulations that govern us.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Nomura Alternative Income Fund has affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Nomura Alternative Income Fund does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Nomura Alternative Income Fund doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-910-4232 or by referring to the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to Form N-PORT. Form N-PORT are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-910-4232.

INVESTMENT MANAGER
Nomura Capital Management LLC
Worldwide Plaza, 309 West 49th Street
New York, New York 10019-7316

ADMINISTRATOR, ACCOUNTING
AND TRANSFER AGENT
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Cohen & Company Ltd.
1835 Market St., Suite 310
Philadelphia, PA 19103

LEGAL COUNSEL
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

CUSTODIAN
U.S. Bank, N.A.
1555 N. Rivercenter Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT TRUSTEES
Katherine Q. Rosa
Michael Falcon
David Brigstocke

PRESIDENT AND INTERESTED TRUSTEE
Robert Stark

PRINCIPAL FINANCIAL OFFICER AND TREASURER Madeline Arment

CHIEF COMPLIANCE OFFICER
Amy Siefer

Nomura-SAR24

(b)	Not applicable

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. INVESTMENTS.

(a)	The Registrant’s schedule of investments in unaffiliated issuers as of the close of the reporting period is included in the Financial Statements under Item 1(a) of this form.

(b)	Not Applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Renewal of Advisory Agreement

At a meeting of the Board of Trustees (the “Board” and members thereof, “Trustees”) of Nomura Alternative Income Fund (the “Fund”) held on September 23, 2024, the Board, including the Trustees of the Fund who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) (“Independent Trustees”), unanimously approved the renewal of the Investment Management Agreement between the Fund and Nomura Capital Management LLC (the “Adviser”) (the “Advisory Agreement”) for an additional year. In connection with the meeting, the Independent Trustees requested and considered specific due diligence information related to the proposed renewal of the Advisory Agreement, and also considered information and materials they reviewed during the prior year, including at the quarterly Board and committee meetings. Each Independent Trustee each exercised their own business judgment in evaluating the proposed renewal of the Advisory Agreement and the weight to be given to various factors considered. In considering the renewal of the Advisory Agreement, the Trustees’ review and conclusions were based on the comprehensive consideration of all information presented to them and were not the result of any single determinative factor.

The following is a summary of the Independent Trustees’ review and conclusions with regard to the renewal of the Advisory Agreement.

Nature, Extent and Quality of Services. In considering the renewal of the Advisory Agreement with the Adviser, the Board considered the nature, extent, and quality of services that the Adviser provides to the Fund, including the Adviser’s personnel and resources, and the Adviser’s parent company’s support. The Board reviewed the services the Adviser provided in serving as investment adviser, including the background of the personnel providing the investment management services and the Adviser’s operational capabilities and compliance staff. The Trustees also reviewed information provided regarding compliance and regulatory matters. The Board concluded that the services the Adviser provides were satisfactory.

Performance. The Board compared the performance of the Fund against the performance of a peer group of similarly-managed funds selected by FUSE Research Network LLC (the “Peer Group”). The Board noted that the Fund had underperformed the median of its Peer Group for the three-month, one year, and since inception periods. The Board further noted the relatively short performance history of the Fund and recognized that the Adviser was managing the Fund in line with its investment objective and strategy, was making favorable progress in achieving desired exposures and diversification, and toward its targeted return and distribution levels. The Board concluded that the overall performance of the Fund was consistent with its prospectus and noted its continued monitoring and review of the performance of the Fund.

Fees and Expenses. The Board noted the Adviser charges an annual advisory fee of 0.95% of the average net assets of the Fund. The Board compared the contractual advisory fee to the fees and expenses of its Peer Group. The Board noted that the Fund’s contractual management fee was lower than the median of the Peer Group. The Board further noted favorably that the Adviser had contractually agreed to limit the total expenses of the Fund and that the net expense ratio of the

Fund, when excluding acquired fund fees and expenses, was below the median of its Peer Group. The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, were reasonable in light of the services the Fund would receive from the Adviser, and the level of fees paid by its Peer Group.

Profitability and Economies of Scale. The Board reviewed information showing that, while the Adviser had not yet achieved profitability with respect to the Fund, its fund management business was supported by its parent organization through operating capital and seed money investment in the Fund. The Board viewed favorably the Nomura organization’s commitment to the business of the Adviser and the Fund at a level sufficient to enable the Adviser to provide high quality services and facilitate competitive fund advisory fee and net expense levels. The Board also viewed favorably the Adviser’s commitment to assess, as the Fund grows, whether economies of scale are achieved that might warrant adjustments to the fee levels.

Conclusion. Based on all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund were fair and reasonable, and that the renewal of the Advisory Agreement for another year was in the best interests of the Fund and its shareholders.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	There are no changes to the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant's most recent annual report on form N-CSR.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nomura Alternative Income Fund

By (Signature and Title)

/s/ Robert Stark

Principal Executive Officer/President

Date	12/9/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

 /s/ Madeline Arment

Principal Financial Officer/Treasurer

Date	12/9/2024